Mortgage Notes Payable (Scheduled Principal Payments of Mortgage Notes Payable) (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2017	$ 774,370	$ 3,771,756
2018	3,651,695	7,366,855
2019	18,982,595	19,917,067
2020	33,158,618	5,066,806
2021	14,496,465	12,081,874
Thereafter	93,637,314	112,624,246
Total	164,701,057	160,828,604
Presidio Property Trust, Inc. [Member]
Debt Instrument [Line Items]
2017	474,791	1,927,307
2018	1,931,368	6,213,089
2019	2,286,504	3,153,040
2020	21,156,934	2,569,269
2021	14,496,465	12,081,874
Thereafter	93,637,314	112,624,246
Total	133,983,376	138,568,825
Model Home [Member]
Debt Instrument [Line Items]
2017	299,579	1,844,449
2018	1,720,327	1,153,766
2019	16,696,091	16,764,027
2020	12,001,684	2,497,537
Total	$ 30,717,681	$ 22,259,779